RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 10, 2013	Dec. 15, 2012
Related Party Transaction [Line Items]
Total costs for services recognized under the Management Agreement	3,930,000	$ 3,821,000	$ 3,686,000
Noncash share-based compensation expense recognized	1,541,000	67,000	2,838,000
Share component price (in dollars per share)					$ 8.52
Share price as of the transaction date (in dollars per share)				$ 9.50
Share-based compensation arrangement shares cliff vesting period, first range (in years)		4 years
Number of restricted shares for which requirements have been lifted				174,000
Costs and expenses, related party	3,930,000	3,821,000	3,686,000
Number of tankers withdrawn from pool	9
Scandic American Shipping Ltd [Member]
Related Party Transaction [Line Items]
Manager's right to ownership of company's total outstanding shares (in hundredths)	2.00%
New amount of management fee due to decrease/increase in the period	150,000	500,000
Previous amount of management fee before decrease/increase in the period	500,000	350,000
Accounts payable	1,500,000	900,000
Underwritten public offering of common shares	5,500,000
Restricted shares issued to the Manager (in shares)	112,245	4,612
Fair value of shares issued to manager (in dollars per share)	13.73	$ 14.45
Number of follow-on offerings	9
Restricted shares issued in connection to follow-on offerings (in shares)	1,054,833
Agreement to acquire shares					100.00%
Purchase price					25,000,000
Purchase price paid in shares					17,000,000
Purchase price paid in cash					8,000,000
Share component price (in dollars per share)				$ 8.90
Restricted shares authorized (in shares)		400,000
Restricted shares issued to the Manager (in shares)		174,000
Share-based compensation arrangement shares authorized and issued, first range (in shares)		100,000
Share-based compensation arrangement shares cliff vesting period, second range (in years)		5 years
Share-based compensation arrangement shares authorized and issued, second range (in shares)		74,000
Ownership of company by Manager and Owners (in hundredths)	2.17%
Management Agreement remaining term (in years)	10 years
Continuous length of the Management Agreement unless terminated (in years)	10 years
Director [Member]
Related Party Transaction [Line Items]
Total costs for services recognized under the Management Agreement	100,000	100,000	100,000
Accounts payable	0	0
Costs and expenses, related party	100,000	100,000	100,000
Advisor to the Chairman [Member]
Related Party Transaction [Line Items]
Total costs for services recognized under the Management Agreement	100,000	100,000	100,000
Accounts payable	0	0
Costs and expenses, related party	100,000	100,000	100,000
Orion Tankers Pool [Member]
Related Party Transaction [Line Items]
Related party receivable	37,000,000	18,900,000
Initial funding per vessel	200,000	200,000
Number of months working capital is to be repaid (in months)	6
Accounts receivable, net related party	12,900,000	$ 1,600,000